Equity - share capital	6 Months Ended
Dec. 31, 2023
Equity - share capital [Abstract]
Equity - share capital
Note 16. Equity - share capital

	31 Dec 2023	30 Jun 2023	31 Dec 2023	30 Jun 2023
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid	2,111,412,147	2,098,818,267	257,169	255,364

	Half year ended 31 Dec 2023 Number	Year ended 30 Jun 2023 Number	Half year ended 31 Dec 2023 $'000	Year ended 30 Jun 2023 $'000

Reconciliation of movement:
Balance at the beginning of the period	2,098,818,267	2,091,299,420	255,364	254,273
Exercise of unlisted options	357,715	-	84	-
Performance rights vested	12,236,165	7,518,847	1,732	1,103
Share issue costs	-	-	(11)	(12)

Balance at the end of the financial period	2,111,412,147	2,098,818,267	257,169	255,364

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Share buy-back
There is no current on-market share buy-back.